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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number: ___________
 This Amendment (Check only one.):     [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TA Associates, L.P.
Address: 200 Clarendon Street, 56th Floor
         Boston, MA 02116

Form 13F File Number:  28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas P. Alber
Title:   Chief Financial Officer
Phone:   617.574.6735

Signature, Place, and Date of Signing:

 /s/ Thomas P. Alber      Boston, MA                        4/25/13
 -----------------------  ----------------------------  ----------------
 [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       3

Form 13F Information Table Value Total:       $237,597
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              TA Associates, L.P.

                          Form 13F Information Table

                                March 31, 2013

         Column 1:             Column 2:     Column 3:  Column 4:    Column 5:     Column 6:  Column 7:       Column 8:
                                                                                                           Voting Authority
                                                          Value      Shares or     Investment   Other   ----------------------
      Name of Issuer         Title of Class    CUSIP    (x$1000)  Principal Amount Discretion  Manager     Sole    Shared None
---------------------------- -------------- ----------- --------- ---------------- ---------- --------- ---------- ------ ----

AVG Technologies N V            Ordinary    N07831 10 5  $177,290    12,736,384 SH    Sole              12,736,384

Intralinks Holdings Inc.         Common     46118H 10 4   $59,522     9,358,834 SH    Sole               9,358,834

MetroPCS Communications Inc.     Common     591708 10 2      $785        72,041 SH    Sole                  72,041

   COLUMN TOTALS                                         $237,597